Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 – SUBSEQUENT EVENTS

In April 2018, the Company issued 5,000 warrants to purchase the Company’s Class A common stock to a consultant. The warrants have an exercise price of $4.76 per share, expire 5 years after the grant date and vest over 4 years.

On May 9, 2018, the Company acquired 100% of Cohuborate, Ltd., a developer of touch display technology based in the United Kingdom, for 257,200 shares of the Company’s Class A common stock and $100 British pound sterling. The Company will account for the acquisition using the acquisition method of accounting, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date on the balance sheet. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill.

On May 16, 2018, the Company entered into an unsecured promissory note agreement for $500,000 with a third-party lender. The note bears an interest rate of 7% and matures on February 16, 2019. In addition, as additional interest, the Company issued 5,715 shares of its Class A common stock to the lender. If the Company fails to pay the note on the maturity date, the note may be converted into its Class A common stock at a price of $4.00 per share at the option of the holder.

In connection with securities issuances from qualified equity financings and acquisition events following Boxlight Parent’s initial public offering, Dynamic Capital and Canaan Parish were entitled to receive additional warrants to purchase up to 219,866 and 66,146 shares of common stock, respectively, at exercise prices ranging from $5.58 to $9.84 per share of the Company’s Class A common stock. If issued, these additional warrants expire on December 31, 2019. Effective as of May 31, 2018, with the consent of Canaan Parish and a consultant, the Company cancelled and terminated warrants previously issued and issuable to Canaan Parish and a consultant.

From April to June 2018, the Company issued 2,125 shares to Tysadco Partners for monthly professional services rendered.

In June 2018, Mark Elliott, the Company’s Chief Executive Officer, agreed to amend the Company’s $50,000 note payable to Mr. Elliott by eliminating the conversion provision of the note.

On June 21, 2018, the board of directors authorized the issuance of warrants to purchase 270,000 and 25,000 shares of Class A common stock to Canaan Parish and a consultant, respectively, for future advisory services. The warrants are each (a) exercisable by the holders only after October 1, 2018 (b) expire on December 31, 2021 and (c) are exercisable at a price of $6.00 per share. The exercise price is adjustable pursuant to lower revaluation events as defined in the agreement.

On June 22, 2018, the Company acquired 100% of Qwizdom, Inc and its subsidiary Qwizdom UK Limited (collectively the “Qwizdom Companies”). The Qwizdom Companies develop software and hardware solutions that are quick to implement and designed to increase participation, provide immediate data feedback, and accelerate and improve comprehension and learning. The purchase price included (1) $410,000 in cash, (2) a 8% note for $656,000, (3) 142,857 shares of Boxlight Class A common stock and (4) a maximum $410,000 earnout based on future consolidated revenues as defined in the agreement. The Company will account for the acquisition using the acquisition method of accounting, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date on the balance sheet. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. As part of the transaction, Qwizdom entered into a three-year employment agreement with Darin Beamish, its chief executive officer, and Qwizdom UK entered into a three-year employment agreement with Dermot Sweeney, its President. In addition, we agreed and granted options to Mr. Sweeney and Mr. Beamish to purchase 40,000 and 20,000 shares, respectively, of Boxlight Class A common stock. These options have an exercise price of $5.78 per share, expire after 10 years from the grant date and vest through 4 years.

NOTE 18 – SUBSEQUENT EVENTS

On January 2, 2018, the Company granted 100,000 stock options each to its President, Chief Executive Officer and former Chief Financial Officer with an exercise price of $5.01 per share vesting monthly over one year. The expiration date is five years from the grant date.

On January 2, 2018, the Company granted 200,000 stock options each to Hank Nance, Chief Operating Officer, with an exercise price of $5.01 per share vesting monthly over one year. The expiration date is five years from the grant date.

On January 8, 2018, K Laser purchased 60,000 shares of common stock at $7.00 per share.

On February 14, 2018, the Company granted 367,500 employee stock options with an exercise price of $5.40 per share vesting quarterly over four years. The expiration date is five years from the grant date.

On March 19, 2018, the Company granted 35,000 stock options to Takesha Brown, Chief Financial Officer, with an exercise price of $4.00 per share vesting monthly over one year in accordance with the terms of her employment agreement. The expiration date is five years from the grant date.

On March 20, 2018, Sheri Lofgren, the former Chief Financial Officer, exercised 29,200 stock options at par value and issued payment of $3.